MORTGAGE-BACKED SECURITIES AVAILABLE FOR SALE - Principal Balance of Mortgage-Backed Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	$ 433	$ 554
Mortgage Backed Securities [Member] | Customer deposit accounts [Member] | Securities Pledged as Collateral [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	65	393
Gross unrealized gains	3	26
Gross unrealized losses
Estimated fair value	$ 68	$ 419